SALES - Revenue by Major Customer (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Sales	$ 11,915	$ 12,222	$ 11,497
Sales Revenue, Product Line | JPMorgan Chase | Customers | Gold
Concentration Risk [Line Items]
Sales	$ 1,503	$ 2,002	$ 2,775
Concentration risk percentage (as a percent)	13.00%	17.00%	24.00%
Sales Revenue, Product Line | Standard Chartered | Customers | Gold
Concentration Risk [Line Items]
Sales	$ 4,179	$ 4,634	$ 2,737
Concentration risk percentage (as a percent)	35.00%	38.00%	24.00%